Related party transactions - Receivables (payables) with Seadrill Partners (Details) - Seadrill Partners LLC - Equity Method Investee - USD ($)		Dec. 31, 2016	Dec. 31, 2015	May 31, 2013
Rig Financing Agreements
Related Party Transaction [Line Items]
Receivables (payables)	[1]	$ 160,000,000	$ 197,000,000
Vendor Financing Loan
Related Party Transaction [Line Items]
Receivables (payables)	[2]	0	110,000,000
Loans receivable, related parties		0	110,000,000	$ 109,500,000
Deferred Consideration Receivable, Disposals
Related Party Transaction [Line Items]
Receivables (payables)	[3]	61,000,000	96,000,000
Other Receivables
Related Party Transaction [Line Items]
Receivables (payables)	[4]	189,000,000	355,000,000
Other Payables
Related Party Transaction [Line Items]
Receivables (payables)	[4]	$ (80,000,000)	$ (179,000,000)

[1]	Rig Financing Agreements In September 2012 prior to the IPO of Seadrill Partners, each of Seadrill Partners controlled subsidiaries that owns the West Capricorn, the West Vencedor, the West Aquarius, and the West Capella, or the rig owning subsidiaries, entered into intercompany loan agreements with the Company in the amount of approximately $523 million, $115 million, $305 million and $295 million respectively, corresponding to the aggregate principal amount outstanding under the external facilities allocable to the West Capricorn, the West Vencedor, the West Aquarius, and the West Capella respectively. During 2013, the rig owning companies of the T-15, T-16, West Leo and West Sirius entered into intercompany loan agreements with Company in the amount of approximately $101 million, $93 million, $486 million and $220 million respectively, corresponding to the aggregate principal amount outstanding under the facilities allocable to the T-15, T-16, West Leo and West Sirius respectively. The Company refers to these arrangements collectively as “Rig Financing Agreements”. Pursuant to these intercompany loan agreements, each rig owning subsidiary can make payments of principal and interest to Seadrill or directly to the third party lenders under each facility, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to each rig. The Rig Financing Agreements related to the West Aquarius, West Capella, West Leo, West Sirius and West Capricorn were repaid during the year ended December 31, 2014 in conjunction with Seadrill Partners obtaining independent third party financing. The total outstanding principal repaid was $1.5 billion in 2014.West Vencedor Facility - In June 2014 the Company repaid the underlying $1,200 million senior secured loan relating to the West Vencedor, and as a result the West Vencedor Loan Agreement between the Company and Seadrill Partners was amended to carry on the existing loan on the same terms. The West Vencedor Loan Agreement between the Company and Seadrill Partners was scheduled to mature in June 2015 and all outstanding amounts thereunder would be due and payable, including a balloon payment of $70 million. On April 14, 2015 the Loan Agreement was amended and the maturity date was extended to June 25, 2018. The West Vencedor Loan Agreement bears a margin of 2.25%, a guarantee fee of 1.4% and a balloon payment of $21 million due at maturity in June 2018. The total amount owed by Seadrill Partners to the Company under the remaining West Vencedor Loan agreement as at December 31, 2016 was $41 million (December 31, 2015: $58 million).T-15 / T-16 Facility - The total amounts owed under the remaining Rig Financing Agreement relating to the T-15 and T-16, totaled $119 million as at December 31, 2016 (December 31, 2015: $139 million). Certain subsidiaries of Seadrill Partners are guarantors under the external facilities in which these rigs are pledged as security. Under the terms of the facilities, the guarantors are jointly and severally liable for other guarantors and the borrower who are party to this facility. The Company has provided an indemnification to Seadrill Partners for any payments or obligations related to these facilities for any losses incurred which do not relate to the T-15 and T-16.West Vela facilityUnder the terms of the $1,450 million secured credit facility agreement, certain subsidiaries of Seadrill and Seadrill Partners relating to the West Vela and West Tellus, are jointly and severally liable for their own debt and obligations under the facility and the debt and obligations of other borrowers who are also party to such agreement. These obligations are continuing and extend to amounts payable by any borrower under the facility. Seadrill has provided an indemnity to Seadrill Partners for any payments or obligations related to this facility that are not related to the West Vela. As at December 31, 2016, the outstanding balance of Seadrill's portion, relating to the West Tellus, was $353 million and Seadrill Partner's portion, relating to the West Vela was $342 million.West Polaris facilityIn June 2015, the Company completed the sale of the entities that own and operate the West Polaris to Seadrill Partners. One of the entities sold was the sole borrower under $420 million senior secured credit facility. See Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for further details. Seadrill Limited continues to act as a guarantor under the facility. The outstanding balance as at December 31, 2016 was $279 million.
[2]	$109.5 million Vendor financing loanIn May 2013, Seadrill Partners borrowed from the Company $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bore interest at a rate of LIBOR plus a margin of 5% and matured in May 2016. The outstanding balance as at December 31, 2016 was nil (December 31, 2015: $110 million).Revolving credit facilityIn October 2012, Seadrill Partners entered into a $300 million revolving credit facility with the Company. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. In March 2014 the facility was reduced to a maximum of $100 million. The outstanding balance of $125.9 million was repaid in full in March 2014. As a result, the outstanding balance as at December 31, 2016 was nil (December 31, 2015: nil).$229.9 million discount note On December 13, 2013, as part of the acquisition of the West Sirius, a subsidiary of Seadrill Partners issued a zero coupon discount note to the Company for $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to receive $238.5 million. In February 2014, Seadrill Partners repaid this note in full.$70 million discount note In December 2013, as part of the acquisition of the West Sirius, Seadrill Partners issued a zero coupon discount note to the Company for $70 million. The note was repayable in June 2015 and upon maturity, the Company was due to receive $73 million. In February 2014, Seadrill Partners repaid this note in full.$100 million discount note In March 2014, as part of the acquisition of the West Auriga, Seadrill Partners issued a zero coupon discount note to the Company for $100 million. The note is repayable in September 2015 and upon maturity, the Company will receive $103.7 million. In June 2014, Seadrill Partners repaid this note in full.
[3]	Deferred consideration receivableOn the disposal of the West Vela and West Polaris to Seadrill Partners, the Company recognized deferred consideration receivables. Refer to the sections below for more information.West Auriga DisposalOn March 21, 2014, the Company sold the entities that own and operate the West Auriga (the “Auriga business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners that is 49% owned by the Company. The entities continue to be related parties subsequent to the sale. Refer to Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.Sale of limited partner interest in Seadrill Operating LPOn July 21, 2014, the Company sold a 28% limited partner interest in Seadrill Operating LP, a subsidiary of Seadrill Partners, to Seadrill Partners for cash consideration of $373 million. This resulted in a loss on sale of investment of $88 million, which has been recognized within “Share in results from associated companies” in the Company’s Consolidated Statement of Operations. Refer to Note 17 "Investments in associated companies" for more information.West Vela DisposalOn November 4, 2014, the Company sold the entities that own and operate the West Vela (the “Vela business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners and 49% owned by the Company. The entities continue to be related parties subsequent to the sale. Refer to Note 11 "Disposals of businesses and deconsolidated of subsidiaries" for more information.West Polaris DisposalOn June 19, 2015, the Company sold the entities that owned and operated the West Polaris (the “Polaris business”), to Seadrill Operating LP (“Seadrill Operating”), a consolidated subsidiary of Seadrill Partners LLC and 42% owned by the Company. The entities continue to be related parties subsequent to the sale. Seadrill Limited continues to act as a guarantor under the $420 million senior secured credit facility relating to the West Polaris, following the sale of the West Polaris to Seadrill Partners in June 2015. The outstanding value this facility as at December 31, 2016 was $279 million. The facility contains a loan-to-value clause, which could require the Company, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 125% of the outstanding loan.Refer to Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.
[4]	Receivables and PayablesReceivables and payables with Seadrill Partners and its subsidiaries are comprised of management fees, advisory and administrative services, and other items including accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of Seadrill Partners or its subsidiaries and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill Partners and its subsidiaries are unsecured and are intended to be settled in the ordinary course of business.West Sirius bareboat charter financing loanIn December 2015, an operating subsidiary of Seadrill Partners borrowed from a subsidiary of the Company $143 million in order to provide sufficient immediate liquidity to meet the terms of its bareboat charter termination payment in connection with the West Sirius contract termination. The loan bears interest at a rate of LIBOR plus 0.56% and matures in July 2017. The outstanding balance as at December 31, 2016 was $39 million (December 31, 2015: $143 million). Concurrently, the Company borrowed $143 million from a rig owning subsidiary of Seadrill Partners in order to restore its liquidity with respect to the West Sirius bareboat charter financing loan referred to above. The loan bears interest at a rate of LIBOR plus 0.56% and matures in July 2017. The outstanding balance as at December 31, 2016 was $39 million (December 31, 2015: $143 million). Each of the loan parties understand and agree that the loan agreements act in parallel with each other. These transactions have been classified within current and non-current portions of "Amount due from related parties", "Amounts due to related parties" and "Long-term debt due to related parties".West Sirius Spare parts agreementDuring the year ended December 31, 2015, a subsidiary of the Company entered into an agreement with Seadrill Partners to store spare parts of Seadrill Partners’ West Sirius rig while it is stacked. The Company is responsible at its own cost for the moving and storing of the spare parts during the stacking period. The Company may use the spare parts of the West Sirius during the stacking period, but must replace them as required by Seadrill Partners at its own cost. GuaranteesSeadrill provides certain guarantees on behalf of Seadrill Partners.•Guarantees in favor of customers, which guarantee the performance of the Seadrill Partners drilling units, totaled $185 million as at December 31, 2016 (2015: $370 million); •Guarantees in favor of banks provided on behalf of Seadrill Partners totaled $621 million as at December 31, 2016 and correspond to the outstanding credit facilities relating to the West Polaris and West Vela (2015: $698 million); and •Guarantees in favor of suppliers provided on behalf of Seadrill Partners, relating to custom guarantees in Nigeria, totaled $0.4 million (2015: $86 million).